Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Risk Management [Abstract]
Net Fair Value of Risk Management Positions
Net Fair Value of Risk Management Positions

As at December 31, 2024	Notional Volumes (1) (2)	Terms (3)	Weighted Average Price (2)	Fair Value Asset (Liability)
WTI Contracts Related to Blending (4)
WTI Fixed – Sell	1.6 MMbbls	January 2025 - November 2025	US$70.18/bbl	(3)
WTI Fixed – Buy	0.3 MMbbls	January 2025 - November 2025	US$72.80/bbl	(1)
Power Contacts				6
Renewable Power Contracts				5
Other Financial Positions (5)				3
Foreign Exchange Rate Contracts				(3)
Total Fair Value				7
(1)Million barrels ("MMbbls").
(2)    Notional volumes and weighted average price are based on multiple contracts of varying amounts and terms over the respective time period; therefore, the notional volumes and weighted average price may fluctuate from month to month.
(3)    Includes individual contracts with varying terms, the longest of which is 14 months.
(4)    WTI contracts related to blending are used to help manage price exposure to condensate used for blending.
(5) Includes risk management positions related to WCS, heavy oil, light oil and condensate differentials, benchmark delivery location spreads, Belvieu fixed price contracts, reformulated blendstock for oxygenate blending gasoline contracts, heating oil and natural gas fixed price contracts and the Company’s U.S. refining and marketing activities.
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

For the years ended December 31,	2024	2023
Realized (Gain) Loss	46	9
Unrealized (Gain) Loss	12	52
(Gain) Loss on Risk Management	58	61
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at December 31, 2024	Sensitivity Range	Increase	Decrease
Crude Oil and Condensate Commodity Price	± US$10.00/bbl Applied to WTI, Condensate and Related Hedges	—	—
Crude Oil and Condensate Differential Price (1)	± US$2.50/bbl Applied to Differential Hedges Tied to Production	20	(20)
WCS (Hardisty) Differential Price	± US$2.50/bbl Applied to WCS Differential Hedges Tied to Production	(6)	6
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	(3)	3
Natural Gas Commodity Price	± US$0.50/Mcf Applied to Natural Gas Hedges Tied to Production	—	—
Natural Gas Basis Price	± US$0.25/Mcf Applied to Natural Gas Basis Hedges	1	(1)
Power Commodity Price	± C$10.00/MWh (2) Applied to Power Hedges	46	(46)
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	24	(28)
(1)Excluding WCS at Hardisty.
(2)One thousand kilowatts of electricity per hour (“MWh”).

As at December 31, 2023	Sensitivity Range	Increase	Decrease
Crude Oil and Condensate Commodity Price	± US$10.00/bbl Applied to WTI, Condensate and Related Hedges	(1)	1
Crude Oil and Condensate Differential Price (1)	± US$2.50/bbl Applied to Differential Hedges Tied to Production	(4)	4
WCS (Hardisty) Differential Price	± US$5.00/bbl Applied to WCS Differential Hedges Tie to Production	—	—
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	(3)	3
Natural Gas Commodity Price	± $1.00/Mcf Applied to Natural Gas Hedges Tied to Production	—	—
Natural Gas Basis Price	± US$0.50/Mcf Applied to Natural Gas Basis Hedges	—	—
Power Commodity Price	± C$20.00/MWh Applied to Power Hedges	92	(92)
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	—	—
(1)Excluding WCS at Hardisty.
In respect of these financial instruments, the impact of changes in the Canadian per U.S. dollar exchange rate would have resulted in a change to the foreign exchange (gain) loss as follows:

As at December 31,	2024	2023
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	196	197
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	(196)	(197)

Undiscounted Cash Outflows Relating to Financial Liabilities
Undiscounted cash outflows relating to financial liabilities are:

As at December 31, 2024	1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities (1)	6,242	—	—	—	6,242
Short-Term Borrowings	173	—	—	—	173
Lease Liabilities (2)	538	824	645	2,606	4,613
Long-Term Debt (2)	526	1,910	1,989	7,286	11,711

As at December 31, 2023	1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities (1)	5,480	—	—	—	5,480
Short-Term Borrowings	179	—	—	—	179
Contingent Payments	168	—	—	—	168
Lease Liabilities (2)	438	712	569	2,635	4,354
Long-Term Debt (2)	313	792	3,007	7,145	11,257
(1)Includes current risk management liabilities.
(2)Principal and interest, including current portion, if applicable.